UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	October 31st
Date of reporting period:	November 1, 2018 to January 31, 2019

Item 1:             Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (113.8%)
Aerospace & Defense (0.8%)
$1,940	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, NR)	03/15/26	6.250	$1,973,950

Auto Parts & Equipment (1.3%)
2,650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B1)	11/15/26	5.625	2,404,875
1,000	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	860,000

					3,264,875

Brokerage (3.4%)
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 103.44)(1)	(B+, B1)	04/15/22	6.875	1,389,500
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 103.75)(1)	(B+, B1)	04/15/21	7.500	2,990,563
4,450	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB-, B2)	09/15/25	5.750	4,386,810

					8,766,873

Building & Construction (1.0%)
2,771	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	2,604,740

Building Materials (10.7%)
1,500	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(1)	(B+, B3)	05/15/26	5.875	1,508,850
1,150	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	1,184,500
2,300	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	2,144,750
2,225	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB, B2)	10/01/24	5.500	2,130,437
675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa1)	08/15/25	6.125	646,313
750	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.38)(1)	(BB, Ba1)	01/15/25	4.750	716,250
1,970	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,782,850
800	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	728,000
2,500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	2,218,750
1,130	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/21 @ 102.88)(1)	(BB+, Ba3)	09/15/26	5.750	1,101,750
3,900	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/2019 @ 104.50)(1)	(B-, Caa1)	08/15/20	12.000	3,943,875
3,540	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 104.50)(1),(2)	(CCC+, Caa1)	05/15/23	9.000	3,553,275
1,185	Standard Industries, Inc. Rule 144A, Senior Unsecured Notes (Callable 01/15/23 @ 102.38)(1)	(BBB-, Ba2)	01/15/28	4.750	1,075,743
1,500	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/22 @ 102.50)(1)	(BBB-, Ba2)	02/15/27	5.000	1,406,250
1,000	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB, B3)	04/15/22	8.500	1,050,000
975	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	951,600
1,600	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba2)	06/01/27	4.875	1,630,560

					27,773,753

Cable & Satellite TV (10.1%)
2,065	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 03/04/2019 @ 103.31)(1)	(B+, B2)	02/15/23	6.625	2,081,107
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B2)	05/15/26	7.500	2,185,000
650	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	628,056
2,800	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B, B2)	05/15/24	6.250	2,755,340

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	$4,120,000
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B-, B3)	06/01/24	5.250	1,265,687
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba3)	02/01/28	5.375	722,812
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, Ba2)	04/15/27	5.500	514,490
800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba2)	10/15/25	6.625	839,000
2,200	CSC Holdings LLC, Rule 144A, Senior Secured Notes (Callable 02/11/19 @ 104.03)(1)	(BB-, Ba3)	07/15/23	5.375	2,229,590
840	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B3)	10/15/25	10.875	970,360
1,750	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,811,250
2,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,900,000
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	1,279,936
3,250	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	3,079,375

					26,382,003

Chemicals (5.7%)
2,000	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(1),(4)	(CCC+, Caa1)	06/01/23	8.750	1,945,000
2,100	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	1,995,840
2,200	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	2,018,500
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	930,000
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(5),(6),(7),(8)	(NR, NR)	05/01/19	9.000	3,667
950	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1),(2)	(B-, Caa1)	10/01/26	8.000	950,000
1,200	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(9)	(B-, Caa1)	10/01/26	6.500	1,332,809
2,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	1,820,600
1,250	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1),(2)	(B-, B3)	04/15/26	6.500	1,098,437
2,625	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1),(2)	(BB-, B2)	07/15/25	5.750	2,185,312
675	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	686,813

					14,966,978

Consumer/Commercial/Lease Financing (0.3%)
775	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 02/11/2019 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	785,656

Diversified Capital Goods (1.6%)
2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	2,101,250
250	Anixter, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/25 @ 100.00)(1)	(BB, Ba3)	12/01/25	6.000	256,875
360	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	359,100
1,500	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,523,070

					4,240,295

Electronics (1.9%)
2,625	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	2,559,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics
$2,250	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	$2,272,500

					4,831,875

Energy - Exploration & Production (1.7%)
1,981	Talos Production Finance, Inc., Global Secured Notes (Callable 05/10/19 @ 105.50)(2)	(NR, NR)	04/03/22	11.000	2,052,558
2,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, B3)	11/01/23	9.750	2,443,750

					4,496,308

Food - Wholesale (1.4%)
2,100	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	2,029,125
1,550	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(BB, B2)	06/15/24	5.875	1,582,612

					3,611,737

Gaming (3.4%)
825	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B, B3)	08/15/26	6.000	828,094
2,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	2,409,375
2,000	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	2,070,000
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	2,316,160
1,250	MGP Finance Co-Issuer, Inc. Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BB-, B1)	02/01/27	5.750	1,262,312

					8,885,941

Gas Distribution (2.5%)
800	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	791,000
1,250	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	1,152,344
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	2,543,750
2,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	2,025,000

					6,512,094

Health Facilities (2.3%)
1,250	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	1,295,700
2,200	HCA, Inc., Senior Secured Notes	(BBB-, Baa3)	03/15/24	5.000	2,294,600
2,625	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	2,468,828

					6,059,128

Health Services (2.6%)
2,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	2,487,500
715	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	698,913
1,700	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	1,717,000
1,950	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 101.00)(1),(4)	(CCC+, Caa2)	11/01/21	8.125	1,950,000

					6,853,413

Hotels (1.1%)
3,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	2,973,300

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (3.6%)
$500	Acrisure Finance, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/21 @ 104.06)(1)	(B, B2)	02/15/24	8.125	$509,688
3,530	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	3,088,750
2,500	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	2,431,250
3,375	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	3,223,125

					9,252,813

Investments & Misc. Financial Services (2.7%)
3,700	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	3,755,500
3,125	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	3,179,688

					6,935,188

Machinery (1.9%)
1,000	Itron, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.50)(1)	(BB-, B2)	01/15/26	5.000	955,950
2,485	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(B+, B1)	12/15/25	4.875	2,410,450
1,575	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	1,525,781

					4,892,181

Media - Diversified (0.5%)
500	National CineMedia LLC, Global Senior Secured Notes (Callable 03/04/19 @ 102.00)	(B+, Ba3)	04/15/22	6.000	506,250
750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	678,750

					1,185,000

Media Content (2.1%)
2,625	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	2,790,847
750	Netflix, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	02/15/25	5.875	778,838
800	Netflix, Inc., Rule 144A, Senior Unsecured Notes(1)	(BB-, Ba3)	11/15/28	5.875	813,000
1,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	985,000

					5,367,685

Metals & Mining - Excluding Steel (4.8%)
2,200	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba2)	01/15/24	4.875	2,123,000
2,950	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 100.00)(1)	(B, B2)	12/15/20	6.125	2,817,250
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1),(2)	(B, NR)	03/01/26	6.875	1,956,500
2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	2,035,000
3,925	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1),(7)	(B, B3)	06/15/22	8.750	3,503,063

					12,434,813

Oil Field Equipment & Services (4.3%)
3,330	FTS International, Inc., Global Senior Secured Notes (Callable 03/04/19 @ 103.13)	(B, B3)	05/01/22	6.250	3,130,200
300	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/04/19 @ 101.81)(1),(2)	(B-, B3)	05/15/21	7.250	240,000
2,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(B-, B3)	04/01/22	9.875	1,560,000
675	Nine Energy Service, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 104.38)(1)	(B, B3)	11/01/23	8.750	680,063
414	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 03/01/19 @ 100.00)(4)	(NR, NR)	02/04/20	8.400	149,025

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Field Equipment & Services
$2,130	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/04/19 @ 103.06)	(CCC, Caa2)	03/15/22	6.125	$1,299,300
3,750	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B2)	02/15/25	8.250	3,417,187
850	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, B3)	02/15/25	6.625	859,562

					11,335,337

Oil Refining & Marketing (2.0%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 03/04/2019 @ 103.13)(1)	(B+, B3)	08/15/22	6.250	990,000
4,100	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 03/04/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	4,130,750

					5,120,750

Packaging (3.1%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	975,000
1,500	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(2)	(BB-, Ba3)	02/01/26	4.750	1,473,750
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	2,350,000
3,400	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	3,304,375

					8,103,125

Personal & Household Products (1.2%)
2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CC, Caa3)	03/15/25	8.875	870,000
1,822	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	1,726,345
550	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 104.78)(1),(2)	(B, Caa1)	03/01/24	6.375	550,000

					3,146,345

Pharmaceuticals (3.7%)
3,050	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 102.94)(1)	(B-, B3)	05/15/23	5.875	2,996,625
2,850	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba2)	03/15/24	7.000	3,001,335
500	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 03/04/2019 @ 104.50)(1)	(CCC+, B3)	07/15/23	6.000	411,060
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1),(2)	(BB-, Ba2)	10/15/24	5.875	1,329,750
2,619	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B1)	12/15/24	4.375	2,029,725

					9,768,495

Real Estate Development & Management (0.4%)
950	Newmark Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 100.00)(1)	(BB+, NR)	11/15/23	6.125	948,748

Real Estate Investment Trusts (2.7%)
2,143	iStar, Inc., Senior Unsecured Notes (Callable 03/04/19 @ 100.00)	(BB-, Ba3)	07/01/19	5.000	2,147,018
1,400	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, Ba3)	04/01/22	6.000	1,400,000
1,500	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	1,480,500
370	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	374,625
1,800	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	03/15/25	4.750	1,732,500

					7,134,643

Recreation & Travel (3.6%)
1,950	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B2)	05/01/25	7.250	2,062,125
2,000	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)(2)	(BB-, B1)	04/15/27	5.375	1,995,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$1,300	Merlin Entertainments PLC, Rule 144A, Senior Unsecured Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	$1,330,875
600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	597,000
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	2,133,875
1,320	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 03/04/19 @ 102.56)	(BB+, Ba2)	02/01/23	5.125	1,316,700

					9,435,575

Restaurants (2.3%)
3,250	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	3,258,125
2,750	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3)	10/15/25	5.000	2,660,625

					5,918,750

Software - Services (4.5%)
1,000	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	975,000
1,529	Epicor Software Corp., Rule 144A, Secured Notes (Callable 03/04/19 @ 102.00), LIBOR 3M + 7.250%(1),(6),(8),(10)	(NR, NR)	06/30/23	10.050	1,498,420
1,825	First Data Corp., Rule 144A, Secured Notes (Callable 02/11/19 @ 102.88)(1)	(B+, B2)	01/15/24	5.750	1,883,172
1,450	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 101.78)(1),(4)	(CCC, Caa2)	05/01/21	7.125	1,466,312
1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 02/14/19 @ 102.88)(9)	(CCC+, Caa1)	05/15/22	5.750	2,131,920
3,350	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	3,651,433

					11,606,257

Specialty Retail (1.4%)
1,403	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,359,156
2,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B, B1)	05/01/25	7.500	2,390,625

					3,749,781

Steel Producers/Products (1.3%)
1,000	Commercial Metals Co., Global Senior Unsecured Notes (Callable 04/15/21 @ 102.88)	(BB+, Ba2)	04/15/26	5.750	950,000
450	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	410,625
2,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	2,135,000

					3,495,625

Support - Services (6.9%)
50	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	42,750
2,550	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	2,543,625
3,000	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/20 @ 104.22)	(BB-, B2)	09/01/25	5.625	2,943,750
1,950	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,888,731
2,750	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	2,654,575
1,730	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,717,025
1,900	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB, Ba3)	01/15/28	4.875	1,807,375
1,000	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB, Ba3)	05/15/27	5.500	987,800
150	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/15/21 @ 103.25)	(BB, Ba3)	12/15/26	6.500	156,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$3,050	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1),(2)	(B+, NR)	05/01/25	7.875	$2,775,866
400	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	392,620

					17,910,117

Tech Hardware & Equipment (2.2%)
2,341	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba2)	09/01/25	5.000	2,332,221
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, B1)	03/15/27	5.000	1,496,075
1,950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(BB-, B1)	06/15/25	6.000	1,847,625

					5,675,921

Telecom - Satellite (0.4%)
1,000	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	961,250

Telecom - Wireless (0.6%)
1,400	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB+, Ba2)	01/15/26	6.500	1,484,000

Telecom - Wireline Integrated & Services (2.6%)
725	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	728,625
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1),(2)	(CCC, Caa1)	12/31/24	7.875	3,540,000
2,550	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	2,397,000

					6,665,625

Theaters & Entertainment (2.4%)
600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(B-, B3)	05/15/27	6.125	537,000
855	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(B-, B3)	11/15/26	5.875	771,637
1,475	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 03/04/19 @ 104.50)(1)	(BB-, Ba2)	06/15/23	6.000	1,506,344
1,000	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 03/04/19 @ 102.44)	(BB, B2)	06/01/23	4.875	992,500
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B+, B1)	03/15/26	5.625	405,000
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	2,172,500

					6,384,981

Transport Infrastructure/Services (0.8%)
3,150	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 03/04/19 @ 104.22)(1)	(B, Caa1)	08/15/22	11.250	2,205,000

TOTAL CORPORATE BONDS (Cost $303,811,316)					296,100,924

BANK LOANS (23.6%)
Aerospace & Defense (0.7%)
1,921	Sequa Mezzanine Holdings LLC, LIBOR 1M + 5.000%(10)	(CCC+, B3)	11/28/21	7.516	1,892,283

Auto Parts & Equipment (0.3%)
725	Dayco Products LLC, LIBOR 3M + 4.250%(8),(10)	(B, B2)	05/19/23	6.957	708,502

Beverages (0.4%)
2,000	The Winebow Group, Inc., LIBOR 1M + 7.500%(7),(8),(10)	(CCC-, Caa1)	12/31/21	9.999	1,100,000

Building Materials (1.3%)
2,000	Airxcel, Inc., LIBOR 1M + 8.750%(7),(10)	(CCC+, Caa2)	04/27/26	11.249	1,830,000
1,634	Fastener Acquisition, Inc., LIBOR 3M + 8.750%(7),(8),(10)	(CCC+, Caa2)	03/30/26	11.553	1,511,232

					3,341,232

Chemicals (5.1%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(7),(8),(10)	(NR, Caa1)	07/28/25	11.049	985,000
2,086	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(8),(10)	(B+, B2)	08/12/22	8.053	2,075,548

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals
$958	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(7),(10)	(CCC, Caa2)	11/18/24	10.499	$953,542
500	Houghton International, Inc., LIBOR 1M + 8.500%(8),(10)	(B-, Caa1)	12/20/20	10.999	500,000
2,500	Polar US Borrower LLC, LIBOR 3M + 4.750%(8),(10)	(B, B2)	10/15/25	7.537	2,481,250
3,361	Preferred Proppants LLC, LIBOR 3M + 9.750%(5),(7),(8),(10)	(NR, NR)	07/27/20	12.553	672,167
1,488	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC+, B3)	05/22/21	6.499	1,406,473
2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(7),(10)	(CCC, Caa2)	10/27/25	10.884	1,937,500
2,487	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, B2)	08/12/24	6.803	2,205,508

					13,216,988

Diversified Capital Goods (1.3%)
1,500	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(10)	(B, B1)	11/30/23	6.707	1,401,562
2,045	Dynacast International LLC, LIBOR 3M + 8.500%(7),(8),(10)	(B-, Caa2)	01/30/23	11.303	1,983,650

					3,385,212

Electronics (0.8%)
1,000	CPI International, Inc., LIBOR 1M + 7.250%(8),(10)	(CCC+, Caa2)	07/26/25	9.752	985,000
985	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B2)	01/10/24	6.553	967,110

					1,952,110

Energy - Exploration & Production (0.7%)
2,350	PES Holdings LLC, LIBOR 3M + 0.500%(10)	(B-, B2)	12/31/22	10.293	1,779,816

Food - Wholesale (0.4%)
1,250	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B+, B2)	10/22/25	6.749	1,077,500

Gas Distribution (0.8%)
2,099	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B+, B1)	10/31/24	6.244	2,083,043

Health Facilities (0.5%)
248	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(8),(10)	(B, B1)	02/22/24	8.063	246,884
1,155	Western Dental Services, Inc., LIBOR 1M + 5.250%(10)	(B-, B3)	06/30/23	7.749	1,124,741

					1,371,625

Insurance Brokerage (0.7%)
1,965	Acrisure LLC, LIBOR 1M + 4.250%(10)	(B, B2)	11/22/23	6.749	1,932,583

Investments & Misc. Financial Services (0.4%)
215	Ditech Holding Corp., LIBOR 1M + 6.000%(10)	(CC, Caa2)	06/30/22	8.499	146,051
897	Ocwen Financial Corp., LIBOR 1M + 5.000%(10)	(B+, B2)	12/05/20	7.519	886,803

					1,032,854

Machinery (1.8%)
1,223	LTI Holdings, Inc., LIBOR 1M + 6.750%(10)	(CCC+, Caa2)	09/06/26	9.249	1,143,427
1,000	MW Industries, Inc., LIBOR 3M + 8.000%(7),(10)	(CCC+, Caa2)	09/28/25	10.803	985,000
2,475	WireCo WorldGroup, Inc., LIBOR 1M + 9.000%(8),(10)	(B-, Caa2)	09/30/24	11.499	2,475,000

					4,603,427

Media Content (0.4%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(9),(10)	(CCC+, Caa2)	06/30/22	8.250	1,153,043

Medical Products (0.4%)
1,188	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(10)	(B-, B2)	06/15/23	7.519	1,150,728

Personal & Household Products (2.6%)
1,990	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(10)	(CCC+, Caa1)	09/29/25	10.249	1,962,638
492	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, Caa1)	02/05/24	7.249	465,190
2,450	Comfort Holding LLC, LIBOR 1M + 10.000%(7),(10)	(CCC-, Caa3)	02/03/25	12.499	2,315,250
2,000	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/08/24	10.514	1,439,000
494	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/23	6.551	489,017

					6,671,095

Recreation & Travel (0.2%)
53	Bulldog Purchaser, Inc.(8),(10),(11),(12)	(CCC+, Caa2)	09/04/26	3.880	51,579
347	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(8),(10)	(CCC+, Caa2)	09/04/26	10.249	340,421

					392,000

Software - Services (2.0%)
1,309	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	06/13/25	10.053	1,241,293

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$1,704	Flexera Software LLC, LIBOR 1M + 7.250%(10)	(CCC+, Caa1)	02/26/26	9.750	$1,689,850
652	LDiscovery LLC, LIBOR 3M + 5.875%(7),(10)	(B-, B3)	12/09/22	8.490	579,628
1,750	TigerLuxOne Sarl, LIBOR 3M + 8.250%(8),(10)	(CCC+, Caa1)	02/16/25	11.053	1,752,187

					5,262,958

Specialty Retail (1.1%)
2,000	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(8),(10)	(CCC+, Caa1)	10/03/25	10.089	1,960,000
1,000	Sally Holdings LLC	(BB+, Ba1)	07/05/24	4.500	948,750

					2,908,750

Support - Services (0.8%)
3,262	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(7),(8),(10)	(C, Caa3)	11/14/19	13.500	1,125,223
1,000	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(10)	(CCC+, Caa2)	08/25/25	10.249	970,000

					2,095,223

Theaters & Entertainment (0.9%)
2,158	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(10)	(B-, B2)	07/03/26	7.000	2,088,312
333	NEG Holdings LLC, LIBOR 3M + 8.000%(6),(7),(8),(10)	(B-, B3)	10/17/22	10.803	298,110

					2,386,422

TOTAL BANK LOANS (Cost $68,286,706)					61,497,394

ASSET BACKED SECURITY (0.6%)
Collateralized Debt Obligations (0.6%)
1,500	Symphony Credit Opportunities Fund, Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10) (Cost $1,498,175)	(NR, Baa3)	07/15/28	5.847	1,496,293

Number of Shares

COMMON STOCKS (2.5%)
Auto Parts & Equipment (0.8%)
109,693	UCI International, Inc.(6),(7),(8),(13)				2,056,744

Building & Construction (0.0%)
10	White Forest Resources, Inc.(6),(7),(8),(13)				37

Building Materials (0.0%)
619	Dayton Superior Corp.(6),(7),(8),(13)				—

Chemicals (0.0%)
4,893	Huntsman Corp.(7)				107,499

Energy - Exploration & Production (1.5%)
777,123	Independence Contract Drilling, Inc.(13)				2,019,898
111,570	PES Energy, Inc.(13)				446,280
71,901	Talos Energy, Inc.(13)				1,373,309

					3,839,487

Support - Services (0.2%)
2,100	LTR Holdings LLC(6),(7),(8),(13)				531,930
865	Sprint Industrial Holdings LLC, Class G(6),(7),(8),(13)				8
78	Sprint Industrial Holdings LLC, Class H(6),(7),(8),(13)				1
192	Sprint Industrial Holdings LLC, Class I(6),(7),(8),(13)				2

					531,941

Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(6),(7),(8),(13)				40

TOTAL COMMON STOCKS (Cost $8,811,263)					6,535,748

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.(6),(7),(8),(13) (Cost $250,835)				—

SHORT-TERM INVESTMENT (7.5%)
19,565,655	State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(14) (Cost $19,565,655)				19,565,655

Value

TOTAL INVESTMENTS AT VALUE (148.0%) (Cost $402,223,950)	$385,196,014

LIABILITIES IN EXCESS OF OTHER ASSETS (-48.0%)	(124,847,133)

NET ASSETS (100.0%)	$260,348,881

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to a value of $234,023,509 or 89.9% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in British Pound.
(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Bond is currently in default.
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(7)	Illiquid security (unaudited).
(8)	Security is valued using significant unobservable inputs.
(9)	This security is denominated in Euro.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of January 31, 2019.
(11)	Unfunded loan commitment.
(12)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2019.

(13)	Non-income producing security.
(14)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2019.

INVESTMENT ABBREVIATIONS
1M = 1 Month 3M = 3 Month 6M = 6 Month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl - société à responsabilité limitée
Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	994,940	USD	1,170,209	10/11/19	Morgan Stanley	$1,170,209	$1,166,064	$(4,145)
GBP	1,052,529	USD	1,390,288	10/11/19	Morgan Stanley	1,390,288	1,401,388	11,100
USD	6,153,435	EUR	5,185,499	10/11/19	Morgan Stanley	(6,153,435)	(6,077,374)	76,061
USD	2,951,852	GBP	2,197,254	10/11/19	Morgan Stanley	(2,951,852)	(2,925,527)	26,325

								$109,341

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$294,598,837	$1,502,087		$296,100,924
Bank Loans	—	40,245,640	21,251,754		61,497,394
Asset Backed Security	—	1,496,293	—		1,496,293
Common Stocks	3,946,987	—	2,588,761	(1)	6,535,748	(1)
Preferred Stock	—	—	0	(1)	0	(1)
Short-term Investment	—	19,565,655	—		19,565,655

	$3,946,987	$355,906,425	$25,342,602	(1)	$385,196,014	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$113,486	$—		$113,486

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$4,145	$—		$4,145

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock		Total
Balance as of October 31, 2018	$1,554,070 (1)	$15,532,190	$3,450,657 (1)	$0	(1)	$20,536,917 (1)
Accrued discounts (premiums)	4,107	220,577	—	—		224,684
Purchases	254,291	768,891	—	—		1,023,182
Sales	(266,817)	(625)	—	—		(267,442)
Realized gain (loss)	8,192	(3)	—	—		8,189
Change in unrealized appreciation (depreciation)	(51,756)	(1,956,677)	(415,616)	—		(2,424,049)
Transfers into Level 3	—	10,297,217	—	—		10,297,217
Transfers out of Level 3	—	(3,609,816)	(446,280)	—		(4,056,096)

Balance as of January 31, 2019	$1,502,087	$21,251,754	$2,588,761 (1)	$0	(1)	$25,342,602 (1)

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2019	$(51,755)	$(1,650,551)	$(80,906)	$—		$(1,783,212)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 1/31/2019	Valuation Techniques	Unobservable Input	Range (Weighted Average per share)
Corporate Bonds	$3,667	Income Approach	Expected Remaining Distribution	N/A
	$1,498,420	Vendor Pricing	Single Broker Quote	N/A
Bank Loans	$298,110	Market Approach	Comparable Bond Price	N/A
	$20,953,644	Vendor Pricing	Single Broker Quote	$0.20 – $1.00 ($0.78)
Common Stocks	$11	Market Approach/ Income Approach	Comparable Bond Price, Discounted Cash Flows	N/A
	$532,006	Market Approach	Discount for Illiquidity and EBITDA Multiples	$0.00 – $253.30 ($192.13)
	$2,056,744	Vendor Pricing	Single Broker Quote	N/A
Preferred Stock	$0	Market Approach	Discount For Illiquidity	N/A

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2019, there were no transfers between Level 1 and Level 2, but there was $446,280 transferred from Level 3 to Level 1 as a result of the availability of a pricing source supported by quoted prices in active markets, $3,609,816 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs and $10,297,217 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:             Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:             Exhibits

1.        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   March 28, 2019

/s/Laurie Pecha

Name: Laurie Pecha

Title:   Chief Financial Officer and Treasurer

Date:   March 28, 2019